UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22474

Excelsior Private Markets Fund II (TE), LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Excelsior Private Markets Fund II (TE), LLC

c/o Neuberger Berman Investment Advisers, LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Excelsior Private Markets Fund II (TE), LLC (the “Fund”) invests substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at December 31, 2018, was 59.82%. The Fund has included the Company’s schedule of investments as of December 31, 2018, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 1, 2019.

Excelsior Private Markets Fund II (Master), LLC

Schedule of Investments

December 31, 2018 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Buyout/Growth (53.39%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 2/2018	North America	$4,935,297	$8,219,209
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	1,470,094	2,684,206
Apax VIII - B, L.P.	Primary	6/2013 - 12/2016	Europe	2,558,076	3,925,893
BC European Capital IX	Primary	3/2012 - 9/2018	Europe	1,291,284	2,037,089
FTV IV, L.P.	Primary	12/2012 - 10/2018	North America	6,073,900	11,129,000
Green Equity Investors VI, L.P.	Primary	11/2012 - 7/2018	North America	7,183,125	9,661,433
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 9/2018	North America	3,445,602	6,880,940
HgCapital 7 C, L.P.	Primary	12/2013 - 3/2018	Europe	4,526,847	6,496,339
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 12/2018	North America	1,691,548	3,167,213
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 12/2018	North America	2,597,489	2,279,264
SPC Partners V, L.P.	Primary	7/2012 - 10/2018	North America	7,812,482	8,400,732
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 10/2018	North America	2,391,181	1,999,888
Vision Capital Partners VII, L.P.	Secondary	7/2012 - 8/2018	Europe	1,269,214	743,737
				47,246,139	67,624,943
Special Situations (8.43%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016	North America	2,997,229	1,959,661
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 4/2017	North America	2,401,685	928,505
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 12/2018	North America	5,171,811	5,500,975
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015	Europe	2,599,487	2,293,451
				13,170,212	10,682,592
Venture Capital (32.63%)
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 12/2016	North America	1,286,344	2,613,600
Battery Ventures X, L.P.	Primary	6/2013 - 12/2018	North America	2,339,863	3,186,000
DFJ Growth 2013, L.P.	Primary	7/2013 - 12/2018	North America	7,437,298	13,796,829
Francisco Partners, L.P.	Secondary	4/2012	North America	266,174	39,209
Intersouth Partners V, L.P.	Secondary	3/2012	North America	115,733	9,150
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2016	North America	437,351	426,673
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	527,861	381,595
InterWest Partners X, L.P.	Secondary	12/2011 - 10/2018	North America	983,464	1,372,525
Lightspeed China Partners I, L.P.	Primary	5/2012 - 6/2015	North America	1,241,912	6,987,962
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 2/2017	North America	1,870,620	4,747,770
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	137,320	60,851
Trinity Ventures XI, L.P.	Primary	4/2013 - 9/2018	North America	4,082,005	7,721,319
				20,725,945	41,343,483

Total Investments in Portfolio Funds (cost $81,142,296) (94.45%)					119,651,018

Other Assets & Liabilities (Net) (5.55%)					7,029,550

Members’ Equity - Net Assets (100.00%)					$126,680,568

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at December 31, 2018 aggregated $81,142,296.Total fair value of illiquid and restricted securities at December 31, 2018 was $119,651,018 or 94.45% of net assets.

(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

Excelsior Private Markets Fund II (Master), LLC (the “Company”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers, LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds (the “Portfolio Funds”) and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”), permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of December 31, 2018, investments in Portfolio Funds valued using the practical expedient with a fair value of $119,651,018 are excluded from the fair value hierarchy.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of December 31, 2018 is one to seven years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Private Markets Fund II (TE), LLC

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Office)

Date: March 1, 2019

By:	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: March 1, 2019